Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	R$ 5,227,654	R$ 2,176,416	R$ 1,512,604	R$ 4,495,645
Denominated in R$
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	5,157,035	2,128,425
Denominated in US$
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	R$ 70,619	R$ 47,991